Payments, by Government - United States of America - 12 months ended Dec. 31, 2025 - USD ($)	Fees	Infrastructure	Total Payments
State of Idaho, Department of Lands
Total	$ 250,796		$ 250,796
Government of the United States of America, United States Forest Service
Total	165,216		165,216
Government of the United States of America, Bureau of Land Management
Total	334,800		334,800
State of Idaho, Idaho Department of Environmental Quality
Total	$ 225,151		225,151
Nez Perce Tribe, South Fork Salmon Water Quality Enhancement Fund
Total		$ 1,000,000	$ 1,000,000